Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit for the year	$ 63,593	$ 86,053	$ 11,138
Adjustments to reconcile profit for the year to net cash provided by (used in) operating activities:
Depreciation of investment property, equipment and leasehold improvements	3,587	2,854	1,282
Amortization of intangible assets	753	702	1,176
Gain on sale of investment properties	0	(500)	0
Unrealized gain on investment properties	(296)	0	0
(Reversal) provision for credit losses	(1,464)	430	57,515
Unrealized gain on financial instruments at fair value through profit or loss	806
Net gain on sale of financial assets at fair value through OCI	0	(186)	(194)
Compensation cost - share-based payment	1,722	1,782	1,051
Net changes in hedging position and foreign currency	(194)	(18,273)	12,403
Loss for disposal of equipment and leasehold improvements	30	22	24
Loss for derecognition of intangible assets	1	0	2,705
Impairment on investment properties at fair value through profit or loss	0	0	3,849
Impairment loss on other assets	0	0	3,464
Realized loss on investment instrument measured at fair value through profit or loss	2,175	2,258	0
Interest income	(180,973)	(273,682)	(258,490)
Interest expense	88,523	164,167	148,747
Net decrease (increase) in operating assets:
Pledged deposits	648	21,008	13,781
Loans	911,073	(111,967)	(305,464)
Other assets	2,321	7,891	(6,449)
Net increase (decrease) in operating liabilities:
Due to depositors	250,564	(78,822)	41,978
Other liabilities	1,432	3,074	(6,432)
Cash flows provided by operating activities	1,144,301	(193,189)	(277,916)
Interest received	194,129	275,068	242,974
Interest paid	(91,021)	(174,311)	(138,646)
Net cash provided by (used in) operating activities	1,247,409	(92,432)	(173,588)
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements	(997)	(1,028)	(603)
Acquisition of intangible assets	(1,311)	(496)	(58)
Proceeds from the sale in investment properties	0	500	1,270
Proceeds from the sale of securities at fair value through OCI	1,882	14,037	0
Proceeds from the redemption of securities at fair value through OCI	0	8,094	4,635
Proceeds from redemption of securities at amortized cost	52,576	28,274	9,807
Purchases of securities at fair value through OCI	(227,027)	0	(9,875)
Purchases of investments at fair value with changes in profit or loss	(1,433)	0	0
Purchases of securities at amortized cost	(143,595)	(18,316)	(26,701)
Net cash (used in) provided by investing activities	(319,904)	31,065	(21,525)
Cash flows from financing activities:
(Decrease) increase in securities sold under repurchase agreements	(29,867)	764	39,767
Net (decrease) increase in short-term borrowings and debt	(1,212,023)	(428,611)	950,259
Proceeds from long-term borrowings and debt	827,732	371,536	609,017
Repayments of long-term borrowings and debt	(781,274)	(368,843)	(256,173)
Payments of leases liabilities	(1,114)	(1,072)	0
Dividends paid	(44,669)	(58,881)	(61,539)
Exercised stock options	0	0	3,609
Repurchase of common stock	0	0	(2,442)
Net cash (used in) provided by financing activities	(1,241,215)	(485,107)	1,282,498
(Decrease) increase net in cash and cash equivalents	(313,710)	(546,474)	1,087,385
Cash and cash equivalents at beginning of the year	1,159,718	1,706,192	618,807
Cash and cash equivalents at end of the year	$ 846,008	$ 1,159,718	$ 1,706,192